Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events

a)	In January 2012, Teekay Offshore issued NOK 600 million in senior unsecured bonds that mature in January 2017 in the Norwegian bond market. The aggregate principal amount of the bonds is equivalent to approximately $100 million. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 7.49%. The proceeds of the bonds are to be used for general corporate purposes.

b)	In January 2012, OOG-TKP FPSO GmbH & Co KG, a 50/50 joint venture between Teekay and Odebrecht Oil & Gas S.A., purchased the assets related to the Tiro and Sidon FPSO project, including the partially constructed FPSO unit and the customer contracts, from Teekay for approximately $179 million. The purchase price was financed 80% with borrowings under a $300 million debt facility secured by the Tiro and Sidon FPSO unit and the balance of the purchase price was financed with equity contributions by each of the joint venture partners. The facility is interest bearing at LIBOR plus a margin of 2.25% and requires quarterly principal repayments with a final bullet payment on maturity in October 2021.

c)	In February 2012, Teekay Tankers completed a follow-on public offering of 17.25 million shares of Class A common stock at $4.00 per share. Teekay Tankers used the net offering proceeds to repay a portion of its outstanding debt under its revolving credit facility and the balance for general corporate purposes. As a result of the public offering, Teekay’s ownership of Teekay Tankers was reduced to 20.4%. Teekay maintains voting control of Teekay Tankers through its ownership of shares of Class A and Class B Common Stock and will continue to consolidate this subsidiary.

d)	In February 2012, a joint venture (or Teekay-Marubeni Joint Venture) between Teekay LNG and Marubeni Corporation acquired a 100% interest in six LNG carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from secured loan facilities and $266 million from equity contributions from Teekay LNG and Marubeni Corporation. Teekay LNG has a 52% economic interest in the Teekay-Marubeni Joint Venture and consequently its share of the equity contribution was approximately $138 million. Teekay LNG financed this equity contribution from borrowing under its existing credit facilities.

e)	In February 2012, Teekay Offshore entered into a $130 million debt facility secured by the Piranema Spirit FPSO unit that matures in February 2017. The interest payments on the facility are based on LIBOR plus a margin of 3%. The principal repayments are identical quarterly payments with a final balloon payment in February 2017. The proceeds from the debt facility were used for general corporate purposes including repayment of existing revolving credit facility debt.

f)	In April 2012, Teekay reached an agreement to sell to Teekay Tankers 13 of its 17 directly-owned conventional tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $455 million. As partial consideration for the sale, Teekay will receive $25 million of newly issued shares of Teekay Tankers Class A common stock, and the remaining amount will be settled through a combination of cash payments to Teekay and the assumption by Teekay Tankers of existing debt secured by the acquired vessels. As a result of this share issuance, Teekay’s economic interest in Teekay Tankers will increase from approximately 20% to approximately 25% and its voting interest as a result of its combined ownership of Class A and Class B shares will increase from approximately 51% to approximately 53%. As part of this transaction, Teekay and Teekay Tankers will enter into a non-competition agreement, which will provide Teekay Tankers with a right of first refusal to participate in any future conventional crude oil tanker and product tanker opportunities developed by Teekay for a period of three years from the closing date of this transaction. The transaction is subject to final documentation, receiving relevant third party consents, and other customary closing conditions and is expected to be completed in the second quarter of 2012.

g)	In April 2012, Teekay LNG issued NOK 700 million in senior unsecured bonds that mature in May 2017 in the Norwegian bond market. The aggregate principal amount of the bonds is equivalent to approximately $120 million and all interest and principal payments will be swapped into U.S. Dollars. The proceeds of the bonds, which will be available to Teekay LNG upon settlement in early May 2012, are expected to be used for general corporate purposes. Teekay LNG will apply for listing of the bonds on the Oslo Stock Exchange.